Deficiency in Stockholders' Equity (Details 1) - Canfield [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%
Expected volatility	314.95%
Risk-free interest rate	1.58%
Expected life (years)	2 years
Stock Price		$ 0.55
Exercise Price		$ 0.55